COLONIAL
--------------------------------------------------------------------------------
COUNSELOR SELECT PORTFOLIOS(SM)      SEMIANNUAL REPORT
--------------------------------------------------------------------------------

MAY 31, 1999



Carefully

assembled

portfolios

to suit your

investment needs

PRESIDENT'S MESSAGE


                    Dear shareholders

[PHOTO              I am pleased to present the first shareholder report for
Stephen E. Gibson]  Counselor Select Portfolios. The four-month period since inception on February 1, 1999 was characterized by improving global economies and continued economic strength in the U.S.
                    A stream of favorable economic news, rising commodity prices and improving overseas markets encouraged investors, and these factors contributed to rising stock markets around the world, with several markets achieving record levels. Early in the period, the U.S. market's advance was led by a small number of large-cap growth stocks. Later, investors began to favor cyclical stocks such as those in the energy, manufacturing and basic materials sectors that could benefit from accelerating economic growth. For bond investors, economic strength translated into a deteriorating market environment. Renewed inflation worries led to rising interest rates throughout the period and declining bond prices.

These mixed conditions highlight an important benefit of Counselor Select Port folios. Since each Portfolio diversifies assets among various asset classes and investment styles, weak performance in one market sector can be offset by stronger performance in another sector. By reducing the effects of market volatility, the Portfolios seek to provide investors with an opportunity for consistent, superior investment returns.

Within the Counselor Select Portfolios, the skills, knowledge and experience of Liberty's investment managers at Colonial Management Associates, Crabbe Huson, Liberty Asset Management Co. (LAMCO), Newport Fund Management and Stein Roe & Farnham have been combined to help you meet your financial objectives. The following report will provide you with more specific information about each portfolio and the strategies used during the period. As always, we thank you for choosing a Counselor Select Portfolio and for the opportunity to serve your investment needs.

Respectfully,



/s/ Stephen E. Gibson
Stephen E. Gibson
President
July 12, 1999



Because economic and market conditions change frequently, there can be no assurance that the trends described above or on the following pages will continue. Holdings of underlying funds are calculated as a percentage of total investments. Because the Portfolios are actively managed, there can be no guarantee that the Portfolios will continue to hold these underlying funds in the future.

Inception for all share classes is February 1, 1999. Past performance cannot predict future results. Returns and values of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC). Public offering price (POP) returns include the maximum sales charge of 5.75% for Class A shares for Counselor Select Balanced and Counselor Select Growth Portfolios, and 4.75% for Counselor Select Income Portfolio. The CDSC returns reflect contingent deferred sales charges of 5% for the first year for Class B shares and 1% for Class C shares for each Counselor Select Portfolio. Performance for different class shares will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.


---------------------------
NOT FDIC  May Lose Value
INSURED   No Bank Guarantee
---------------------------

PORTFOLIO MANAGERS' REPORT


--------------------------------------------------------------------------------
COUNSELOR SELECT PORTFOLIOS--DIVERSIFIED INVESTMENT METHODOLOGY
--------------------------------------------------------------------------------


COUNSELOR SELECT PORTFOLIOS EMPLOY A DISCIPLINED INVESTMENT APPROACH MANAGED BY LIBERTY ASSET MANAGEMENT COMPANY (LAMCO). IN PROVIDING STRUCTURED PORTFOLIOS FOR THE PROGRAM, LAMCO USES AN OBJECTIVE THREE-STEP PROCESS TO DIVERSIFY ASSETS AMONG DIFFERENT MUTUAL FUNDS REPRESENTING VARIOUS ASSET CLASSES, MANAGEMENT STYLES AND ACROSS A VARIETY OF MARKET SEGMENTS:

1. ASSET ALLOCATION METHODOLOGY. Different asset classes, such as stocks and bonds, offer different risk and return characteristics. Blending assets in various combinations helps manage the overall risk and volatility of returns. Each Counselor Select Portfolio seeks to provide optimal performance within each of three distinct risk/return models -- Income, Balanced and Growth. Each Portfolio is carefully monitored and periodically rebalanced to reflect its target asset allocation.

2. MULTIPLE ASSET CLASS DIVERSIFICATION. Various subcategories exist within the broader equity and fixed-income classes. Equity investments can be diversified by market capitalization and investment style -- categories may include small- and large-cap value, small- and large-cap growth, real estate and international stocks. Fixed-income assets can be divided into government, corporate, high-yield and mortgage-backed securities. Each Counselor Select Portfolio is diversified among various asset classes and investment styles to further manage risk and return.

3. FUND MANAGER SELECTION. Investment managers within the Liberty Financial Companies are carefully examined to identify those who have complementary investment styles. LAMCO looks for managers demonstrating a consistent investment style, a disciplined investment decision-making process and a record of success relative to their style-group peers. Once selected, investment managers and their funds are continually monitored. Should the selected manager fail to meet established performance criteria, they may be replaced by another manager.



       /s/  William R. Parmentier                /s/ Christopher S. Carabell
          William R. Parmentier                   Christopher S. Carabell









WILLIAM R. PARMENTIER and CHRISTOPHER S. CARABELL are responsible for the management of the Portfolios. Mr. Parmentier, President of the Advisor, joined in 1995. Mr. Carabell is a Vice President of Investments and joined the Advisor in 1996.

--------------------------------------------------------------------------------
HIGHLIGHTS
--------------------------------------------------------------------------------

BENEFITS OF DIVERSIFICATION
As the market turns risky, individuals' abilities to predict market behavior are limited. Over the past 30 years, returns of asset classes and investment styles have fluctuated widely. Although large-cap growth stocks have dominated returns in recent years, small stocks outperformed in the late 1970s and early 1990s, and international stocks performed strongly in the 1980s. Uncertainty about which asset classes or investment styles will emerge as market leaders -- and how long they will remain leaders -- is one reason to own a diversified portfolio. In addition, if one asset class underperforms, others may outperform -- potentially reducing volatility associated with investing in one investment style.

-    CHANGES IN INVESTOR SENTIMENT EXPANDED STOCK MARKET LEADERSHIP.
     During the second half of the four month period ended May 31, 1999, equity investors moved assets into economically sensitive, cyclical market sectors in response to signs of improving economic conditions worldwide. As a result, value style equity investments began to outperform the broad stock market indices.

-    BOND MARKET CONDITIONS WERE CHALLENGING.
     Long-term interest rates climbed close to 6% towards the end of the period. Early on, renewed concern about the economy's strength and fears of potentially higher inflation had a negative impact on bond prices. In mid-May, the markets began to anticipate that the Federal Reserve Board might raise rates later in the year. Bond prices fell further in response and remained weak through the end of the period.

- INTERNATIONAL STOCKS BENEFITED FROM IMPROVING GLOBAL ECONOMIC CONDITIONS. International equity investors benefited from improving global economies and rising stock markets, including Southeast Asia and Japan. However, foreign markets remained volatile as investors remained uncertain about worldwide economic and political conditions.

-    VOLATILITY PROMINENT IN ALL MARKET SECTORS.
     Volatility remained high in all asset categories, highlighting the difficulty of timing the market by selecting outperforming asset classes and investment styles, and underscoring the importance of maintaining a diversified portfolio.

                      BROAD-BASED MARKET INDEX PERFORMANCE

                               1/31/99 - 5/31/99

                                  [BAR CHART]


S&P 500 Index                    2.20%
MSCI-EAFE Index                  0.36%
Lehman Aggregate Bond Index     (1.76)%


The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Lehman Brothers Aggregate Bond Index is an unmanaged index that tracks the performance of U.S. bonds. The MSCI-EAFE Index is a broad-based index that tracks the performance of stocks of companies in Europe, Australia and the Far East. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
COUNSELOR SELECT INCOME PORTFOLIO
--------------------------------------------------------------------------------

INVESTING PRIMARILY IN BOND MUTUAL FUNDS, THIS PORTFOLIO SEEKS CURRENT INCOME WITH THE POTENTIAL FOR CAPITAL APPRECIATION. IT IS THE MOST CONSERVATIVE COUNSELOR SELECT PORTFOLIO. TYPICAL SECURITIES IN THE PORTFOLIOS OF THE COUNSELOR SELECT INCOME PORTFOLIO'S UNDERLYING FUNDS INCLUDE MORTGAGE, U.S. GOVERNMENT, CORPORATE AND HIGH-YIELD BONDS, UTILITY AND
LARGE-CAP STOCKS AND REAL ESTATE INVESTMENT TRUSTS.

The Class A shares of Counselor Select Income Portfolio generated a total return of negative 0.85% during the four-month period ended May 31, 1999, based on net asset value. This compares favorably with the Lehman Brothers Aggregate Bond Index, which returned a negative 1.76% for the same time period. We attribute this outperformance to the Portfolio's allocation among fixed-income and equity securities.

Although the Portfolio had approximately 80% of its assets invested in fixed-income securities -- many of which fell in value during the period -- the remaining 20% was invested in equity securities. The majority of these investments, including utilities and real estate investment trusts, appreciated during the period and offset some of the fixed-income losses.

Looking ahead, we expect market volatility to continue. However, because the Portfolio is diversified among various asset classes and investment styles, we believe it may provide conservative investors with the potential for current income and capital appreciation.

PERFORMANCE INFORMATION--CUMULATIVE TOTAL RETURNS AS OF 5/31/99

Share Class                    A                        B                     C
Inception                    2/1/99                  2/1/99                 2/1/99
                        NAV        POP          NAV       w/CDSC       NAV       w/CDSC
-------------------------------------------------------------------------------------------
Life                   (0.85)%    (5.56)%      (1.10)%    (5.98)%     (0.80)%    (1.78)%
-------------------------------------------------------------------------------------------

                       COUNSELOR SELECT INCOME PORTFOLIO

                                2/1/99 - 5/31/99

                                  [BAR CHART]


Counselor Select Income Portfolio             (0.85)%
S&P 500 Index                                  2.20%
MSCI-EAFE Index                                0.36%
Lehman Aggregate Bond Index                   (1.76)%


NET ASSET VALUE AS OF 5/31/99

Class A              $9.77
Class B              $9.77
Class C              $9.80


DISTRIBUTIONS 2/1/99 - 5/31/99

Class A              $0.146
Class B              $0.121
Class C              $0.121


PORTFOLIO HOLDINGS AS OF 5/31/99
(as a percentage of total investments)

FIXED-INCOME

Colonial Intermediate
U.S. Govt. Fund          34.67%
-------------------------------

Stein Roe Intermediate
Bond Fund                29.86%
-------------------------------
Colonial Strategic
Income Fund              14.91%

EQUITY
Crabbe Huson REIT Fund    4.99%
-------------------------------

Stein Roe Growth
Stock Fund               10.54%
-------------------------------
Colonial Utilities Fund   5.03%


Past performance cannot predict future results.

--------------------------------------------------------------------------------
COUNSELOR SELECT BALANCED PORTFOLIO
--------------------------------------------------------------------------------

NET ASSET VALUE AS OF 5/31/99
Class A              $10.23
Class B              $10.22
Class C              $10.24


DISTRIBUTIONS 2/1/99 - 5/31/99
Class A              $0.031
Class B              $0.025
Class C              $0.025


PORTFOLIO HOLDINGS AS OF 5/31/99
(as a percentage of total investments)

FIXED-INCOME
Colonial Intermediate
U.S. Govt. Fund          14.78%
-------------------------------

Stein Roe Intermediate
Bond Fund                19.70%
-------------------------------
Colonial Strategic
Income Fund               9.98%

EQUITY
Colonial Value Fund      19.88%
-------------------------------
Colonial International
Horizons Fund             9.61%
-------------------------------
Stein Roe Growth
Stock Fund               21.07%
-------------------------------
Colonial Small Cap
Value Fund                4.98%


INVESTING IN A MIX OF STOCK AND BOND MUTUAL FUNDS, THIS PORTFOLIO SEEKS A BALANCE OF LONG-TERM GROWTH OF CAPITAL AND CURRENT INCOME. TYPICAL SECURITIES IN THE PORTFOLIOS OF THE COUNSELOR SELECT BALANCED PORTFOLIO'S UNDERLYING FUNDS INCLUDE SMALL- AND LARGE-CAP STOCKS, INTERNATIONAL STOCKS, AND U.S. GOVERNMENT, CORPORATE AND HIGH-YIELD BONDS.

The Class A shares of Counselor Select Balanced Portfolio generated a total return of 2.62% during the four-month period ended May 31, 1999, based on net asset value. This compares favorably with the broad market indexes used to track the performance of the Portfolio's primary asset classes -- the S&P 500 Index for U.S. stocks, the Lehman Brothers Aggregate Bond Index for fixed-income securities and the MSCI-EAFE Index for foreign stocks. These indexes returned 2.20%, negative 1.76% and 0.36%, respectively, for the same time period.

Positive equity market returns offset declining values in the fixed-income markets during the period. Although the period was challenging for bond market investors, the past four months were generally positive for equity investments, which made up approximately 55% of the Portfolio. Within the Portfolio's stock market investments, the balance between growth and value stocks helped shareholders' weather the shift in market leadership that took place midway through the period. The Portfolio's exposure to outperforming growth stocks contributed to its total return during the first part of the period, while the exposure to value stocks was advantageous during the final months when investors shifted their focus to more reasonably priced cyclical stocks.

Signs that more investment styles are contributing to the market's positive conditions have encouraged us, and we are hopeful this will broaden to include small-cap stocks. In the meantime, although we expect continued market volatility, we believe the Portfolio's diversification may provide investors with the potential for attractive risk-adjusted returns.

PERFORMANCE INFORMATION -- CUMULATIVE TOTAL RETURNS AS OF 5/31/99

Share Class                        A                    B                    C
Inception                        2/1/99               2/1/99               2/1/99
                            NAV        POP       NAV        w/CDSC      NAV      w/CDSC
-------------------------------------------------------------------------------------------
Life                       2.62%      (3.28)%    2.45%      (2.55)%    2.65%      1.65%
-------------------------------------------------------------------------------------------

                      COUNSELOR SELECT BALANCED PORTFOLIO

                                2/1/99 - 5/31/99

                                  [BAR CHART]

Counselor Select Balanced Portfolio          2.62%
S&P 500 Index                                2.20%
MSCI-EAFE Index                              0.36%
Lehman Aggregate Bond Index                 (1.76)%


Past performance cannot predict future results.

--------------------------------------------------------------------------------
COUNSELOR SELECT GROWTH PORTFOLIO
--------------------------------------------------------------------------------

INVESTING PRIMARILY IN EQUITY MUTUAL FUNDS, THIS PORTFOLIO SEEKS LONG-TERM GROWTH OF CAPITAL. IT OFFERS THE HIGHEST RETURN AND RISK POTENTIAL OF THE COUNSELOR SELECT PORTFOLIOS. TYPICAL SECURITIES IN THE PORTFOLIOS OF THE COUNSELOR SELECT GROWTH PORTFOLIO'S UNDERLYING FUNDS INCLUDE SMALL- AND LARGE-CAP STOCKS, INTERNATIONAL STOCKS, AND U.S. GOVERNMENT, CORPORATE AND HIGH-YIELD BONDS.

Class A shares of the Counselor Select Growth Portfolio generated a total return of 4.80% during the four-month period ended May 31, 1999, based on net asset value. This compares favorably with the S&P 500 Index, which returned 2.20% for the same time period.

With approximately 80% of the Portfolio's assets invested in stocks -- and the remaining 20% invested in fixed-income securities -- strong equity market performance compensated for weak bond market returns during the period. Within the Portfolio's equity allocation, the balance between growth and value stocks helped smooth performance. During the first part of the period, the Portfolio's investments in growth stocks had a positive impact on total return, while U.S. investments in value stocks helped performance during the final months when investors shifted their focus to more reasonably priced cyclical stocks. Modestly detracting from performance were investments in small-cap stocks that have yet to participate fully in the market's advance. The Portfolio's exposure to recovering Asian stocks boosted returns.

As we look ahead, we expect market volatility to continue and market leadership positions to keep shifting. However, the Portfolio's diversification among asset classes and investment styles that do not rise and fall together may help offset performance and provide growth-oriented shareholders with the potential for attractive risk-adjusted returns.

PERFORMANCE INFORMATION -- CUMULATIVE TOTAL RETURNS AS OF 5/31/99


Share Class                       A                     B                    C
Inception                       2/1/99                2/1/99               2/1/99
                            NAV         POP       NAV       w/CDSC      NAV      w/CDSC
-------------------------------------------------------------------------------------------
Life                       4.80%      (1.23%)    4.70%      (0.30%)    4.50%      3.50%
-------------------------------------------------------------------------------------------

                        COUNSELOR SELECT GROWTH PORTFOLIO

                                2/1/99 - 5/31/99

                                  [BAR CHART]

Counselor Select Growth Portfolio       4.80%
S&P 500 Index                           2.20%
MSCI-EAFE Index                         0.36%
Lehman Aggregate Bond Index            (1.76)%


NET ASSET VALUE AS OF 5/31/99
Class A              $10.48
Class B              $10.47
Class C              $10.45


PORTFOLIO HOLDINGS AS OF 5/31/99
(as a percentage of total investments)


FIXED-INCOME
Stein Roe Intermediate
Bond Fund                10.06%
-------------------------------
Colonial Strategic
Income Fund              10.14%


EQUITY
Colonial Value Fund      24.55%
-------------------------------
Colonial International
Horizons Fund            14.64%
-------------------------------
Stein Roe Growth
Stock Fund               25.74%
-------------------------------
Colonial Small Cap
Value Fund                9.86%
-------------------------------
Newport Tiger Fund        5.01%


Past performance cannot predict future results.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
May 31, 1999 (Unaudited, In Thousands)


COUNSELOR SELECT INCOME PORTFOLIO
--------------------------------------------------------------------------------
MUTUAL FUNDS 100.8%                                  SHARES      VALUE
----------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE
INVESTMENT COMPANIES
Colonial Utilities Fund, Class Z                      16         $  361
Colonial Strategic Income Fund, Class Z              156          1,071
Colonial  Intermediate U.S. Government
    Fund, Class Z                                    384          2,490
Crabbe Huson Real Estate Investment
    Trust, Class Z                                    32            358
Stein Roe Growth Stock Fund                           16            757
Stein Roe Intermediate Bond Fund                     246          2,144
                                                                 ------
                                                                  7,181
                                                                 ------
TOTAL INVESTMENTS
    (cost of $7,247)(a)                                           7,181
                                                                 ======


                                                                 VALUE
----------------------------------------------------------------------

OTHER ASSETS & LIABILITIES, NET 0.8%                             $  (59)
                                                                 ------
NET ASSETS 100.0%                                                $7,122
                                                                 ======

NOTES TO INVESTMENT PORTFOLIO
(a) Cost for federal income tax purposes is the same. Unrealized appreciation
(depreciation) at May 31, 1999, based on cost of investments for federal income tax purposes was:

                 Gross unrealized appreciation         $    46,822
                 Gross unrealized depreciation            (112,714)
                                                       -----------
                                                       $   (65,892)
                                                       ============

During the period ended May 31, 1999, purchases and sales of investments, other than short-term obligations, were $8,567,434 and $36,686, respectively.


--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
May 31, 1999 (Unaudited)
(in thousands except for per share amounts and footnotes)

COUNSELOR SELECT INCOME PORTFOLIO
--------------------------------------------------------------------------------

ASSETS
Investments at value (cost $7,247)                                    $7,181
Receivable for:
        Dividends                                    $ 23
        Fund shares sold                               20
        Expense Reimbursement due from Advisor          8
Other                                                  46                 97
                                                     ----             ------
        Total Assets                                                   7,278

LIABILITIES
Payable for:
        Payable to custodian bank                     111
        Investments purchased                          37
Other                                                   8
        Total Liabilities                            ----                156
                                                                      ------
NET ASSETS                                                            $7,122
Net asset value & redemption price per share                          ======
        -- Class A ($4,450/455)                                       $ 9.77(a)
Maximum offering price per share                                      ======
        -- Class A ($9.77/0.9425)                                     $10.37(b)
Net asset value & offering price per share                            ======
        -- Class B ($1,552/159)                                       $ 9.77(a)
Net asset value & offering price per share                            ======
        -- Class C ($1,120/114)                                       $ 9.81(a)
                                                                      ======
COMPOSITION OF NET ASSETS
Capital paid in                                                       $7,194
Overdistributed net investment income                                     (6)
Net unrealized depreciation                                              (66)
                                                                      ------
                                                                      $7,122
                                                                      ======

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the period ended May 31, 1999 (Unaudited) (a)
(in thousands)

COUNSELOR SELECT INCOME PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                             $   58

EXPENSES
Service fee                                          $ 3
Distribution fee -- Class B                            1
Distribution fee -- Class C                            1
Bookkeeping fee                                        1
Registration fee                                       7
Other                                                  1
                                                     ---
                                                      14
Fees and expenses waived or borne
     by the Advisor/Administrator                     (8)                  6
                                                     ---              ------
          Net Investment Income                                           52
                                                                      ------
NET UNREALIZED LOSS ON PORTFOLIO POSITIONS
Net unrealized depreciation                                              (66)
                                                                      ------
Decrease in Net Assets from Operations                                  $(14)
                                                                      ======

(a) The Fund commenced investment operations on January 29, 1999.


See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(in thousands)

COUNSELOR SELECT INCOME PORTFOLIO
--------------------------------------------------------------------------------
                                                        (UNAUDITED)
                                                       PERIOD ENDED
                                                         MAY 31 (a)
                                                           1999
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                                    $    52
Net unrealized depreciation                                  (66)
                                                         -------
    Net Decrease from Operations                             (14)
Distributions:
From net investment income -- Class A                        (43)
From net investment income -- Class B                         (7)
From net investment income -- Class C                         (9)
                                                         -------
                                                             (73)
                                                         -------
Fund Share Transactions:
Receipts for shares sold -- Class A                        4,500
Value of distributions reinvested -- Class A                  31
Cost of shares repurchased -- Class A                        (38)
                                                         -------
                                                           4,493
                                                         -------
Receipts for shares sold -- Class B                        1,563
Value of distributions reinvested -- Class B                   6
Cost of shares repurchased -- Class B                         (b)
                                                         -------
                                                           1,569
                                                         -------
Receipts for shares sold -- Class C                        1,138
Value of distributions reinvested -- Class C                   6
Cost of shares repurchased -- Class C                        (11)
                                                         -------
                                                           1,133
                                                         -------
Net Increase from
    Fund Share Transactions                                7,195
                                                         -------
    Total Increase                                         7,122
                                                         -------

NET ASSETS
Beginning of period                                          --
                                                         -------
End of period (net of overdistributed net
    investment income of $6)                             $ 7,122
                                                         =======

(a) The Fund commenced investment operations on January 29, 1999.
(b) Rounds to less than one.

                                                      (UNAUDITED)
                                                     PERIOD ENDED
                                                      MAY 31 (a)
                                                         1999
--------------------------------------------------------------------------------

NUMBER OF FUND SHARES
Sold -- Class A                                          456
Issued for distributions reinvested -- Class A             3
Repurchased -- Class A                                    (4)
                                                         ---
                                                         455
                                                         ---
Sold -- Class B                                          158
Issued for distributions reinvested -- Class B             1
Repurchased -- Class B                                    (b)
                                                         ---
                                                         159
                                                         ---
Sold -- Class C                                          115
Issued for distributions reinvested -- Class C            (b)
Repurchased -- Class C                                    (1)
                                                         ---
                                                         114
                                                         ---

(a) The Fund commenced investment operations on January 29, 1999.
(b) Rounds to less than one.

See notes to financial statements.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
May 31, 1999 (Unaudited, In Thousands)

COUNSELOR SELECT BALANCED PORTFOLIO
--------------------------------------------------------------------------------
MUTUAL FUNDS 99.7%                               SHARES       VALUE
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE
INVESTMENT COMPANIES
  Colonial Strategic Income, Class Z               197     $  1,351
  Colonial Intermediate
    U.S. Government Fund, Class Z                  309        2,002
  Colonial Small Cap
    Value Fund, Class Z                             23          675
  Colonial Value Fund, Class Z                     203        2,692
  Colonial International
    Horizons Fund, Class Z                         108        1,301
  Stein Roe Growth Stock Fund                       61        2,853
  Stein Roe Intermediate Bond Fund                 307        2,667
                                                           --------
                                                             13,541
                                                           --------

TOTAL INVESTMENTS
    (cost of $13,403) (a)                                    13,541
                                                           --------


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
For the Period Ended May 31, 1999 (Unaudited)
(in thousands except for per share amounts and footnotes)

COUNSELOR SELECT BALANCED PORTFOLIO
--------------------------------------------------------------------------------
ASSETS

Investments at value (cost $13,403)                        $13,541
Receivable for:
     Fund shares sold                              $99
     Dividends                                      37
     Expense reimbursement due from Advisor          2
Other                                               47         185
                                                   ---     -------
        Total Assets                                        13,726
                                                           -------
LIABILITIES
Payable for:
     Investments purchased                         137
Other                                                6
        Total Liabilities                                      143
                                                           -------
Net Assets                                                 $13,583
                                                           =======
  Net asset value & redemption price per share
          -- Class A ($6,563/642)                          $ 10.23(a)
                                                           =======
  Maximum offering price per share
          -- Class A ($10.23/0.9425)                       $ 10.85(b)
                                                           =======
  Net asset value & offering price per share
          -- Class B ($3,463/339)                          $ 10.22(a)
                                                           =======
  Net asset value & offering price per share
          -- Class C ($3,557/347)                          $ 10.24(a)
                                                           =======
Composition of Net Assets
  Capital paid in                                          $13,402
  Undistributed net investment income                           43
  Net unrealized appreciation                                  138
                                                           -------
                                                           $13,583
                                                           =======

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.


                                                              VALUE
--------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES, NET 0.3%                       $     42
                                                           ========
NET ASSETS 100.0%                                          $ 13,583
                                                           ========
NOTES TO INVESTMENT PORTFOLIO

(a)  Cost for federal income tax purposes is the same. Unrealized appreciation
     (depreciation) at May 31, 1999, based on cost of investments for federal income tax purposes was:
                 Gross unrealized appreciation     $ 340,982
                 Gross unrealized depreciation      (202,872)
                                                   ---------
                                                   $ 138,110
                                                   =========

During the period ended May 31, 1999, purchases and sales of investments, other than short-term obligations, were $13,402,891 and none, respectively.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Period Ended May 31, 1999 (Unaudited) (a)
(in thousands)

COUNSELOR SELECT BALANCED PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                  $  74
Interest                                                       1
                                                           -----
                                                              75
EXPENSES
  Service fee                                       6
  Distribution fee -- Class B                       3
  Distribution fee -- Class C                       4
  Bookkeeping fee                                   1
Registration fee                                    2
                                                  ---
                                                   16
Fees and expenses waived or borne
          by the Advisor/Administrator             (2)        14
                                                  ---      -----
          Net Investment Income                               61
                                                           =====

NET UNREALIZED GAIN ON PORTFOLIO POSITIONS
Net unrealized appreciation                                  138
                                                           -----
  Increase in Net Assets from Operations                   $ 199
                                                           =====


(a)  The Fund commenced investment operations on January 29, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(in thousands)


COUNSELOR SELECT BALANCED PORTFOLIO                                              (UNAUDITED)
---------------------------------------------------------------------------------------------
                                                                                PERIOD ENDED
                                                                                  MAY 31 (a)
                                                                                     1999
---------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                                                           $    61
Net unrealized appreciation                                                         138
                                                                                -------
     Net Increase from Operations                                                   199
Distributions:
From net investment income -- Class A                                               (14)
From net investment income -- Class B                                                (1)
From net investment income -- Class C                                                (3)
                                                                                -------
                                                                                    181
                                                                                -------
Fund Share Transactions:
Receipts for shares sold -- Class A                                               6,730
Value of distributions reinvested -- Class A                                         12
Cost of shares repurchased -- Class A                                              (337)
                                                                                -------
                                                                                  6,405
                                                                                -------
Receipts for shares sold -- Class B                                               3,476
Value of distributions reinvested -- Class B                                          1
Cost of shares repurchased -- Class B                                               (11)
                                                                                -------
                                                                                  3,466
                                                                                -------
Receipts for shares sold -- Class C                                               3,588
Value of distributions reinvested -- Class C                                          3
Cost of shares repurchased -- Class C                                               (60)
                                                                                -------
                                                                                  3,531
                                                                                -------
Net Increase from
     Fund Share Transactions                                                    $13,402
                                                                                -------
          Total Increase                                                        $13,583


NET ASSETS
Beginning of period                                                                 --
                                                                                -------
End of period (including undistributed net investment income of $43)            $13,583
                                                                                =======

NUMBER OF FUND SHARES
Sold -- Class A                                                                     673
Issued for distributions reinvested -- Class A                                        1
Repurchased -- Class A                                                              (32)
                                                                                -------
                                                                                    642
                                                                                -------
 Sold -- Class B                                                                    340
  Issued for distributions reinvested -- Class B                                     (b)
  Repurchased -- Class B                                                             (1)
                                                                                -------
                                                                                    339
                                                                                -------
  Sold -- Class C                                                                   353
  Issued for distributions reinvested -- Class C                                     (b)
  Repurchased -- Class C                                                             (6)
                                                                                -------
                                                                                    347
                                                                                -------

  (a) The Fund commenced investment operations on January 29, 1999.
  (b) Rounds to less than one.

See notes to financial statements.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
May 31, 1999 (Unaudited, In Thousands)

COUNSELOR SELECT GROWTH PORTFOLIO
--------------------------------------------------------------------------------
MUTUAL FUNDS 99.8%                                          SHARES     VALUE
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE
INVESTMENT COMPANIES
Colonial International Horizons Fund, Class Z               176     $  2,135
Colonial Small Cap Value Fund, Class Z                       49        1,438
Colonial Strategic Income Fund, Class Z                     216        1,479
Colonial Value Fund, Class Z                                269        3,580
Newport Tiger Fund, Class Z                                  80          731
Stein Roe Growth Stock Fund                                  81        3,752
Stein Roe Intermediate Bond Fund                            169        1,466
                                                                    --------
                                                                      14,581
                                                                    --------
TOTAL INVESTMENTS
 (cost of $14,260)(a)                                                 14,581
                                                                    ========

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
May 31, 1999 (Unaudited)
(in thousands except for per share amounts and footnotes)

COUNSELOR SELECT GROWTH PORTFOLIO
ASSETS
Investments at value (cost $14,260)                                $14,581
Receivable for:
        Fund shares sold                           $143
        Dividends                                    20
        Expense Reimbursement due from Advisor        2
Other                                                79                244
                                                   ----            -------
        Total Assets                                               $14,825
LIABILITIES
Payable for:
        Investments purchased                       63
Payable to custodian bank                          138
Other                                                8
                                                   ---
        Total Liabilities                                              209
                                                                   -------
NET ASSETS                                                         $14,616
                                                                   =======
Net asset value & redemption price per share
        -- Class A ($6,407/611)                                    $ 10.48(a)
                                                                   =======
Maximum offering price per share
        -- Class A ($10.48/0.9425)                                 $ 11.12(b)
                                                                   =======
Net asset value & offering price per share
        -- Class B ($2,907/278)                                    $ 10.47(a)
                                                                   =======
Net asset value & offering price per share
        -- Class C ($5,302/507)                                    $ 10.46(a)
                                                                   -------
Composition of Net Assets
Capital paid in                                                    $14,269
Undistributed net investment income                                     26
Net unrealized appreciation                                            321
                                                                   -------
                                                                   $14,616
                                                                   =======

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.


                                                                       VALUE
OTHER ASSETS AND LIABILITIES, NET 0.2%                              $    35
                                                                    =======
NET ASSETS 100%                                                     $14,616
                                                                    =======

NOTES TO INVESTMENT PORTFOLIO

(a)  Cost for federal income tax purposes is the same. Unrealized appreciation
     (depreciation) at May 31, 1999, based on cost of investments for federal income tax purposes was:


                    Gross unrealized appreciation                  $536,461
                    Gross unrealized depreciation                  (215,812)
                                                                   --------
                                                                   $320,649
                                                                   ========

During the period ended May 31, 1999, purchases and sales of investments, other than short-term obligations, were $16,611,074 and none, respectively.

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Period Ended May 31, 1999 (Unaudited) (a)
(in thousands)

COUNSELOR SELECT GROWTH PORTFOLIO
---------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                              $ 42
Interest                                                                  1
                                                                       ----
                                                                         43
EXPENSES
Service fee                                        $ 6
Distribution fee -- Class B                          2
Distribution fee -- Class C                          8
Registration fee                                     2
Bookkeeping fee                                      1
                                                   ---
Total expenses                                      19
Fees and expenses waived or borne
    by the Advisor/Administrator                    (2)                  17
                                                                       ----
    Net Investment Income                                                26
                                                                       ----
Net Unrealized Gain on Portfolio Positions
Net unrealized appreciation                                             321
                                                                       ----
Increase in Net Assets from Operations                                 $347
                                                                       ====

(a) The Fund commenced investment operations on January 29, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(in thousands)

COUNSELOR SELECT GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------
                                                                                                (UNAUDITED)
                                                                                               PERIOD ENDED
                                                                                                 MAY 31 (a)
                                                                                                   1999
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                                                                            $    26
Net unrealized appreciation                                                                          321
                                                                                                 -------
        Net Increase from Operations                                                                 347
Fund Share Transactions:
Receipts for shares sold -- Class A                                                                6,205
                                                                                                 -------
                                                                                                   6,205
                                                                                                 -------
Receipts for sshares sold -- Class B                                                               2,987
Cost of shares repurchased -- Class B                                                                (57)
                                                                                                 -------
                                                                                                   2,930
                                                                                                 -------
Receipts for shares sold -- Class C                                                                5,354
Cost of shares repurchased -- Class C                                                               (220)
                                                                                                 -------
                                                                                                   5,134
                                                                                                 -------
Net Increase from
    Fund Share Transactions                                                                       14,269
                                                                                                 -------
    Total Increase                                                                                14,616

NET ASSETS
Beginning of period                                                                                 --
                                                                                                 -------
End of period (including undistributed net investment income of $26)                             $14,616
                                                                                                 =======
NUMBER OF FUND SHARES
Sold -- Class A                                                                                      611
                                                                                                 -------
                                                                                                     611
                                                                                                 -------
Sold -- Class B                                                                                      283
Repurchased -- Class B                                                                                (5)
                                                                                                 -------
                                                                                                     278
                                                                                                 -------
Sold -- Class C                                                                                      528
Repurchased -- Class C                                                                               (21)
                                                                                                 -------
                                                                                                     507
                                                                                                 -------

(a) The Fund commenced investment operations on January 29, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
May 31, 1999 (Unaudited)

NOTE 1. INTERIM FINANCIAL STATEMENTS

In the opinion of management of Colonial Counselor Select Portfolios, (the Funds), each a series of Liberty Trust IV (formerly Colonial Trust IV), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Funds at May 31, 1999, and the results of their operations, the changes in their net assets and their financial highlights for the period then ended.

NOTE 2. ACCOUNTING POLICIES

ORGANIZATION:

The Funds primarily invest in shares of other mutual funds (Underlying Liberty Funds) distributed by the Liberty Funds Distributor, Inc. (the Distributor). The Funds are diversified portfolios of Massachusetts business trusts, registered under the Investment Company Act of 1940, as amended, as open-end, management investment companies. The Colonial Counselor Select Income Portfolio seeks current income. The Colonial Counselor Select Balanced Portfolio seeks a balance of long term growth of capital and current income. The Colonial Counselor Select Growth Portfolio seeks long term growth of capital. The Funds may issue an unlimited number of shares. Each Fund offers three classes of shares. Class A shares are sold with a front-end sales charge and a 1.00% contingent deferred sales charge on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Shares of the Underlying Liberty Funds are valued at their net asset value as reported on each business day.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Other assets and securities for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class B and Class C distribution fees) and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data was calculated using the average shares outstanding during the period. In addition, Class B and Class C net investment income per share data reflects the distribution fee applicable to Class B and Class C shares only.

Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period by the distribution fees applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with each Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INVESTMENT INCOME:

Income and capital gain distributions from the Underlying Liberty Funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

EXPENSES:

Most expenses of the trust can be directly attributed to a fund. Expenses that cannot be directly attributed are apportioned between the funds of the trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Liberty Funds.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
May 31, 1999 (Unaudited)


INVESTMENT RISK:
The Funds are subject to the investment risk associated with an investment in the Underlying Liberty Funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and developed foreign markets.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:
Liberty Asset Management Company (the Advisor), an affiliate of the Distributor, is the investment Advisor of the Funds and determines the asset allocation policies of each Fund and allocates and reallocates its assets among the Underlying Liberty Funds from time to time. For these services, each Fund pays the Advisor a fee at the annual rate of 0.01% of the Fund's average daily net assets.

ADMINISTRATION FEE:
Colonial Management Associates, Inc. (the Administrator), an affiliate of the Distributor, is the administrator of the Funds and provides the Funds with administrative personnel and services, office space and other services at the Administrator's expense, for a fee at the annual rate of 0.0025% of the Funds' average daily net assets.

BOOKKEEPING FEE:
The Administrator provides bookkeeping and pricing services for $3,600 per year plus a percentage of each Fund's average net assets over $50 million.

TRANSFER AGENT:
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Distributor, provides shareholder services for an annual rate of 0.0025% of each Fund's average net assets.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
The Distributor is the principal underwriter of each Fund. For the period ended May 31, 1999, each Fund has been advised that the Distributor retained net underwriting discounts from sales of each Fund's Class A shares in the amount of $20,758 from the Income Portfolio, $123,968 from the Balanced Portfolio and $27,414 from the Growth Portfolio. There were no contingent deferred sales charges on Class A, Class B and Class C share redemptions.

The Funds have adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of each Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares and Class C shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:
The Advisor/Administrator has agreed, until further notice, to waive fees and bear certain fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.05% annually of each Fund's average net assets.

OTHER:
The Funds pay no compensation to its officers, all of whom are employees of the Advisor.

The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of each Fund's assets.

NOTE 4. INVESTMENT TRANSACTIONS
Information regarding purchases and redemptions of the Underlying Liberty Fund shares is included under the Notes to Investment Portfolio at the end of each Fund's portfolio of investments.and redemptions of the Underlying Liberty Fund shares is included under the Notes to Investment Portfolio at the end of each Fund's portfolio of investments.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

SELECT INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
(UNAUDITED) PERIOD ENDED MAY 31, 1999 (B)                                            CLASS A          CLASS B        CLASS C
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value -- Beginning of period                                               $10.000         $10.000       $10.000
                                                                                     =======        ========       =======
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(c)                                                           0.138           0.113         0.113
Net realized and unrealized loss                                                      (0.222)         (0.222)       (0.192)
                                                                                     -------        --------       -------
    Total from Investment Operations                                                  (0.084)         (0.109)       (0.079)
                                                                                     -------        --------       -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                            (0.146)         (0.121)       (0.121)
                                                                                     -------        --------       -------
Net asset value -- End of period                                                     $ 9.770         $ 9.770       $ 9.800
                                                                                     =======        ========       =======
Total return (d)(e)(f)                                                                 (0.85)%         (1.10)%       (0.80)%
                                                                                     =======        ========       =======
RATIOS TO AVERAGE NET ASSETS
Expenses (g)(h)                                                                         0.30%           1.05%         1.05%
Net investment income (g)(h)                                                            5.19%           4.44%         4.44%
Fees and expenses waived or borne by the Advisor/Administrator (g)(h)                   0.78%           0.78%         0.78%
Portfolio turnover (f)                                                                     1%              1%            1%
Net assets at end of period (000)                                                    $ 4,450        $  1,552       $ 1,120

(a)  Net of fees and expenses waived or borne by the Advisor/Administrator which amounted to:
                                                                                       0.025        $  0.025       $ 0.025
(b)  The Fund commenced investment operations on January 29, 1999.
(c)  Per share data was calculated using average shares outstanding during the period.
(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)  Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g)  The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h)  Annualized.

BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------------
(UNAUDITED) PERIOD ENDED MAY 31, 1999 (B)                                            CLASS A         CLASS B        CLASS C
------------------------------------------------------------------------------------------------------------------------------------

Net asset value--Beginning of period                                                $10.000         $10.000        $10.000
                                                                                    -------         -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(c)                                                          0.099           0.073          0.073
Net realized and unrealized gain                                                      0.162           0.172          0.192
                                                                                    -------         -------        -------
    Total from Investment Operations                                                  0.261           0.245          0.265
                                                                                    -------         -------        -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                           (0.031)         (0.025)        (0.025)
                                                                                    -------         -------        -------
Net asset value--End of period                                                      $10.230         $10.220        $10.240
                                                                                    =======         =======        =======
Total return (d)(e)(f)                                                                 2.62%           2.45%          2.65%
                                                                                    =======         =======        =======
RATIOS TO AVERAGE NET ASSETS
Expenses (g)(h)                                                                        0.30%           1.05%          1.05%
Net investment income (g)(h)                                                           2.91%           2.16%          2.16%
Fees and expenses waived or borne by the Advisor/Administrator (g)(h)                  0.10%           0.10%          0.10%
Portfolio turnover (f)                                                                    0%              0%             0%
Net assets at end of period (000)                                                   $ 6,563         $ 3,463        $ 3,557


(a)  Net of fees and expenses waived or borne by the Advisor/Administrator which amounted to:
                                                                                    $ 0.003         $ 0.003        $ 0.003
(b)  The Fund commenced investment operations on January 29, 1999.
(c)  Per share data was calculated using average shares outstanding during the period.
(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)  Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g)  The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h)  Annualized.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

SELECT GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
(UNAUDITED) PERIOD ENDED MAY 31, 1999 (b)                                            CLASS A         CLASS B        CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Net asset value--Beginning of period                                                 $10.000         $10.000        $10.000
                                                                                     -------         -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(c)                                                           0.050           0.024          0.024
Net realized and unrealized gain                                                       0.430           0.446          0.426
                                                                                     -------         -------        -------
    Total from Investment Operations                                                   0.480           0.470          0.450
                                                                                     -------         -------        -------
Net asset value--End of period                                                       $10.480         $10.470        $10.450
                                                                                     =======         =======        =======
Total return (d)(e)(f)                                                                  4.80%           4.70%          4.50%
                                                                                     =======         =======        =======
RATIOS TO AVERAGE NET ASSETS
Expenses (g)(h)                                                                         0.30%           1.05%          1.05%
Net investment income (g)(h)                                                            1.47%           0.72%          0.72%
Fees and expenses waived or borne by the Advisor/Administrator (g)(h)                   0.10%           0.10%          0.10%
Portfolio turnover (f)                                                                     0%              0%             0%
Net assets at end of period (000)                                                    $  6,407        $ 2,907        $ 5,302


(a)  Net of fees and expenses waived or borne by the Advisor/Administrator which
     amounted to:                                                                    $  0.003        $ 0.003        $ 0.003

(b)  The Fund commenced investment operations on January 29, 1999.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(h)  Annualized.


                      This page left intentionally blank.

TRUSTEES & TRANSFER AGENT
--------------------------------------------------------------------------------
ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and
Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C.
(formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications solutions Division, IBM Corporation)

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IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Counselor Select Portfolios is:

Liberty Funds Distributor, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Portfolios mail one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Counselor Select Portfolios. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Portfolios and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

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Choose Liberty
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BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)

                                    LIBERTY

[LOGO COLONIAL]     Colonial has long been a recognized leader in fixed-income investing. In addition, Colonial has distinguished itself with both a traditional value and a more contemporary approach to equity investing.

[LOGO CRABBE HUSON] Crabbe Huson's contrarian investment style seeks long-term performance by investing in stocks from high-quality, out-of-favor companies. This risk-averse strategy capitalizes on the potential of these companies to regain market popularity.

[LOGO LAMCO]        LAMCO brings institutional money management to individual
                    investors through a disciplined multi-manager investment process that seeks to deliver consistent long-term returns.

[LOGO NEWPORT FUND] A leader in Asian investing(TM), Newport has an unparalleled knowledge of Asian economies, business and culture.

[LOGO STEIN ROE'S]  Stein Roe's growth management style emphasizes companies with the ability to create, maintain and grow earnings in different market environments.

              BOSTON * CHICAGO * NEWYORK * PORTLAND * SANFRANCISCO


That's why each of these affiliated managers has excelled in a particular investment style. These managers not only specialize in a distinct investment style, they hold a passion for their style along with a demonstrated track record.

Each of these managers is a member of the Liberty Financial Companies (NYSE: L), a diversified asset accumulation and management organization with approximately $61 billion in assets under management for more than 1.7 million investors. Many of the affiliated managers' products are offered by prospectus through Liberty Funds Distributor, Inc.

Ask your financial advisor to help you develop an investment strategy that blends the complementary disciplines of different managers into a well-balanced program tailored to your goals.

--------------------------------------------------------------------------------
Counselor SelecT portfolios(SM)     Semiannual Report, May 31, 1999
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[LOGO LIBERTY]                                                     -------------
LIBERTY                                                              BULK RATE
                                                                   U.S. POSTAGE
ALL-STAR COLONIAL * CRABBE HUSON * NEWPORT * STEIN ROE ADVISOR         PAID
Liberty Funds Distributor, Inc. (C)                                HOLLISTON, MA
One Financial Center, Boston, MA  02111-2621, 1-800-426-3750       PERMIT NO. 20
Visit us at www.libertyfunds.com                                   -------------